Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 4,822,183
Ending balance	5,104,060	$ 4,822,183
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,312,783
Ending balance	1,323,167	1,312,783
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,509,400
Ending balance	3,780,893	3,509,400
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,167,344	10,959,211
Increases	2,213,132	2,314,205
Decrease	1,192	4,106,072
Ending balance		9,167,344
Cost [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 2,224,761	$ 2,707,929
Total life estimated in years	5 years	5 years
Increases	$ 524,722	$ 695,936
Decrease		1,179,104
Ending balance		2,224,761
Cost [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 6,942,583	$ 8,251,282
Total life estimated in years	5 years	5 years
Increases	$ 1,688,410	$ 1,618,269
Decrease	1,192	2,926,968
Ending balance		6,942,583
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,345,161	6,518,153
Decrease	1,193	3,931,410
Depreciation for the fiscal year	1,931,256	1,758,418
Ending balance	6,275,224	4,345,161
Accumulated depreciation and amortisation [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	911,978	1,669,510
Decrease	1	1,171,274
Depreciation for the fiscal year	514,339	413,742
Ending balance	1,426,316	911,978
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,433,183	4,848,643
Decrease	1,192	2,760,136
Depreciation for the fiscal year	1,416,917	1,344,676
Ending balance	$ 4,848,908	$ 3,433,183